Schedule of Condensed Balance Sheets (Details) (Parenthetical) - $ / shares		Jun. 30, 2024		Jun. 30, 2023		Feb. 23, 2023	Jul. 05, 2022
Condensed Financial Statements, Captions [Line Items]
Preferred stock, par value		$ 0.0001		$ 0.0001			$ 0.0001
Preferred stock, shares authorized		3,000,000		3,000,000
Preferred stock, shares issued		2,575,250
Preferred stock, shares outstanding		2,575,250
Common stock, par value		$ 0.0001		$ 0.0001			$ 0.0001
Common stock, shares authorized		300,000,000		300,000,000			300,000,000
Common stock, shares issued	[1]	12,000,000		12,000,000
Common stock, shares outstanding		12,000,000	[1]	12,000,000	[1]	12,000,000
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Preferred stock, par value		$ 0.0001		$ 0.0001
Preferred stock, shares authorized		3,000,000		3,000,000
Preferred stock, shares issued		2,575,250
Preferred stock, shares outstanding		2,575,250
Common stock, par value		$ 0.0001		$ 0.0001
Common stock, shares authorized		300,000,000		300,000,000
Common stock, shares issued	[2]	12,000,000		12,000,000
Common stock, shares outstanding	[2]	12,000,000		12,000,000

[1]	Giving retroactive effect to the issuance of ordinary shares on February 23, 2023 which is detailed in Note 1.
[2]	Giving retroactive effect to the issuance of ordinary shares effected on February 23, 2023.